UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS

(Exact name of registrant as specified in charter)

110 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31, 2012

DATE OF REPORTING PERIOD: MARCH 31, 2012

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
TAX EXEMPT FUND
March 31, 2012

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.9%
		Alabama-.7%
$5,000	M	Mobile Public Edl. Bldg. Auth. Rev. 5% 3/1/2033		$ 5,349,400
		Alaska-1.0%
3,625	M	Alaska Housing Fin. Corp. Home Mtg. Rev. 5.45% 12/1/2033		3,838,331
3,200	M	Alaska State Housing Fin. Corp. St. Cap. Proj. 5% 12/1/2027		3,560,416
				7,398,747
		Arizona-2.7%
5,000	M	Arizona Health Facs. Auth. Rev. 6% 1/1/2027		5,722,950
7,015	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029		7,760,694
5,000	M	Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev.
		5% 1/1/2033		5,473,350
				18,956,994
		Arkansas-.8%
5,000	M	Pulaski County Children's Hosp. Rev. 5.5% 3/1/2039		5,371,700
		California-2.3%
5,000	M	California Health Facs. Fing. Auth. Rev. 5.125% 7/1/2031		5,214,850
5,000	M	California Statewide Cmntys. Dev. Auth. Rev. 5.125% 7/1/2024		5,548,750
5,000	M	Los Angeles Community College Dist. GO 5% 8/1/2027		5,614,350
				16,377,950
		Colorado-.8%
4,815	M	Colorado Health Facs. Auth. Rev. 5.5% 7/1/2034		5,327,750
		Connecticut-.4%
3,025	M	Connecticut Spl. Tax Oblig. Rev. Trans. Infrast. 6.125% 9/1/2012		3,100,050
		District of Columbia-1.7%
5,000	M	District of Columbia GO 6% 6/1/2021		6,322,350
5,000	M	District of Columbia Rev. 5.5% 8/15/2028		5,433,550
				11,755,900
		Florida-10.2%
5,000	M	Broward County Airport Sys. Rev. 5.375% 10/1/2029		5,552,950
5,000	M	Duval County School Board COP 5.25% 7/1/2035		5,365,400
4,930	M	Florida Housing Fin. Corp. Rev. 5% 1/1/2026		5,320,062
5,500	M	Florida State Board of Education GO 5.5% 6/1/2038		6,339,575
5,000	M	Florida State Mun. Pwr. Agy. Elec. Rev. 5.5% 10/1/2028		5,600,600
5,000	M	Manatee County School Board COP 5.625% 7/1/2031		5,543,300
5,000	M	Miami-Dade County Prof. Sports Franchise Fac. Tax. Rev.
		5.375% 10/1/2028		5,559,900
5,000	M	Miami-Dade County Pub. Facs. 5.5% 6/1/2029		5,464,800
5,000	M	Miami-Dade County School Board COP 5.375% 2/1/2034		5,415,150
5,000	M	Miami-Dade County Spl. Oblig. 5% 4/1/2029		5,389,800
5,000	M	Miami-Dade County Water & Sewer Rev. 5.125% 10/1/2025		5,578,100
5,000	M	Orange County School Board COP 5.5% 8/1/2034		5,470,800
5,000	M	Port St. Lucie Utility Rev. 5% 9/1/2029		5,459,250
				72,059,687
		Georgia-7.6%
5,000	M	Atlanta Airport Revenue 5.25% 1/1/2030		5,545,050
		Atlanta Water & Wastewater Revenue:
9,040	M	5.5% 11/1/2019		11,042,993
5,000	M	5.25% 11/1/2034		5,485,850
7,500	M	Georgia State Environmental Loan Acquisition Corp.
		5.125% 3/15/2031		8,310,825
5,000	M	JPMorgan Chase Putters 7.959% 1/1/2016 (a)		5,932,800
17,000	M	Metropolitan Atlanta Rapid Transit Authority Sales Tax Rev.
		6% 7/1/2013		17,650,590
				53,968,108
		Illinois-10.1%
		Chicago Board of Education Lease Certificates:
5,000	M	6% 1/1/2016		5,824,900
26,000	M	6% 1/1/2020		30,498,000
5,000	M	Chicago O'Hare Intl. Airport Rev. 6.5% 1/1/2041		5,945,600
		Illinois Finance Auth. Revenue:
5,000	M	Alexian Rmkt. 5.25% 1/1/2022		5,568,900
5,000	M	Children's Mem. Hosp. 5.25% 8/15/2033		5,312,250
7,000	M	Northwestern Mem. Hosp. 5.75% 8/15/2030		7,974,190
4,000	M	Regional Transportation Auth. 7.75% 6/1/2019		4,975,480
5,000	M	Springfield Electric Rev. 5% 3/1/2027		5,450,550
				71,549,870
		Indiana-3.2%
7,540	M	Greater Clark County Sch. Bldg. First Mtg. Rev. 5.25% 7/15/2026		8,359,296
4,780	M	Indiana State Hsg. & Cmnty. Dev. Auth. Mtg. Rev.
		6.125% 7/1/2029		5,016,610
8,330	M	Indianapolis Gas Util. Rev. 5.25% 8/15/2025		9,179,160
				22,555,066
		Iowa-.2%
1,220	M	Iowa Fin. Auth. Single Family Mtg. Rev. 5.25% 7/1/2028		1,316,783
		Kentucky-1.2%
5,000	M	Kentucky Eco. Dev. Fin. Auth. 5.75% 12/1/2028		5,472,450
2,650	M	Kentucky Hsg. Corp. Hsg. Rev. 5.4% 7/1/2029		2,851,877
				8,324,327
		Louisiana-.9%
10,250	M	Regional Trans. Auth. Zero Coupon 12/1/2021		6,253,627
		Maine-.6%
3,675	M	Maine Edl. Ln. Auth. Student Ln. Rev. 5.875% 12/1/2039		4,051,247
		Massachusetts-2.8%
3,725	M	Boston Water & Sewer Rev. 5.75% 11/1/2013		3,916,539
4,265	M	Massachusetts Edl. Fin. Auth. Loan Rev. 5.25% 1/1/2028		4,609,740
5,000	M	Massachusetts St. Health & Edl. Facs. Auth Rev. 5% 7/1/2034		5,352,400
5,185	M	Massachusetts St. Wtr. Res. Auth. ROLS 8.014% 2/1/2016 (a)		6,147,854
				20,026,533
		Michigan-5.2%
5,000	M	Detroit Swr. Disp. Rev. 7.5% 7/1/2033		6,250,900
5,000	M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2036		5,713,650
2,425	M	Michigan State Environmental Protection Prog. GO 6.25% 11/1/2012		2,491,760
10,000	M	Michigan State Grant Antic. Bds. 5.25% 9/15/2025		11,007,000
5,000	M	Michigan State Hosp. Fin. Auth. 6.25% 12/1/2028		5,748,750
4,500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022		5,905,485
				37,117,545
		Minnesota-.5%
3,500	M	Minnesota St. Office of Higher Education Rev. 5% 11/1/2029		3,777,200
		Missouri-.8%
5,000	M	Missouri State Health & Educ. Facs. Auth. Rev. 5.5% 11/15/2028		5,528,950
		Montana-.6%
4,250	M	Montana State Brd. Hsg. Single Family Prog. 5.45% 12/1/2033		4,519,450
		New Jersey-.8%
5,000	M	New Jersey State Higher Educ. Assist. Student Ln. Rev.
		5.625% 6/1/2030		5,480,600
		New Mexico-1.6%
5,000	M	Grant County Dept. of Health 5.25% 7/1/2031		5,363,850
5,000	M	University of New Mexico Univ. Rev. ROLS 8.014% 6/1/2014 (a)		5,927,900
				11,291,750
		New York-9.1%
22,000	M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021		28,999,960
		New York State Dorm. Auth. Revenue:
10,000	M	New York University 5.75% 7/1/2027		12,792,000
5,000	M	State University 5.875% 5/15/2017		5,846,950
2,150	M	New York State Mtg. Agy. Rev. 5.8% 10/1/2033		2,312,712
5,000	M	New York State Thruway Hwy. & Brdg. Tr. Fd. Auth. 5% 4/1/2021		5,669,150
7,780	M	Port Authority of New York & New Jersey Drivers 7.807% 8/15/2015 (a)		9,261,156
				64,881,928
		North Carolina-.8%
5,000	M	Charlotte-Mecklenburg Hospital Auth. Health Care Rev.
		5.25% 1/15/2034		5,456,700
		North Dakota-1.1%
4,710	M	Mercer County Pollution Control Rev. 7.2% 6/30/2013		4,837,123
2,990	M	North Dakota State Hsg. Fin. Agy. Rev. 5.4% 7/1/2028		3,226,599
				8,063,722
		Ohio-3.7%
5,000	M	American Mun. Pwr. Rev. 5.25% 2/15/2026		5,549,700
6,000	M	Jefferson County GO 5.75% 12/1/2019		6,749,220
5,000	M	Ohio State Hospital Facility Health Rev. 5.5% 1/1/2034		5,500,200
		Ohio State Housing Fin. Agy. Residential Mtg. Revenue:
3,275	M	6.125% 9/1/2028		3,470,550
4,800	M	5.85% 9/1/2033		5,007,264
				26,276,934
		Pennsylvania-3.5%
5,000	M	Allegheny County Port Authority Special Rev. 5% 3/1/2025		5,606,450
5,000	M	Penn. St. Economic Dev. Auth. Rev. 5% 3/1/2034		5,353,050
5,000	M	Philadelphia GO 7.125% 7/15/2038		5,691,500
5,000	M	Philadelphia Water & Wastewater Rev. 5% 1/1/2036		5,344,900
2,500	M	Pittsburgh Water & Sewer Auth. Rev. 6.5% 9/1/2013		2,602,700
				24,598,600
		Puerto Rico-.8%
5,000	M	Puerto Rico Commonwealth GO 5.25% 7/1/2024		5,517,750
		Rhode Island-1.1%
7,000	M	Convention Center Auth. Rev. 5.25% 5/15/2025		7,860,090
		South Carolina-.8%
5,000	M	Piedmont Municipal Power Agency Electric Rev. 5.75% 1/1/2034		5,727,000
		Texas-13.5%
9,340	M	Austin Utilities Systems Rev. 6% 11/15/2013		9,625,337
5,000	M	Dallas County Util. & Reclamation Dist. GO 5.375% 2/15/2029		5,273,200
		Harris County Toll Road Sub. Liens General Obligations:
11,065	M	6.5% 8/15/2012		11,325,028
7,000	M	6.5% 8/15/2013		7,591,780
5,000	M	Hitchcock Ind. School District GO 5.25% 2/15/2030		5,568,900
		Houston Utilities Systems Revenue:
5,000	M	Util. Sys. Rev. 5.125% 11/15/2032		5,594,500
5,000	M	Wtr. and Swr. Rev. 5% 11/15/2027		5,689,950
		Houston Water Conveyance System Certificates of Participation:
4,000	M	6.25% 12/15/2013		4,257,760
6,035	M	6.25% 12/15/2015		6,703,136
5,000	M	JP Morgan Chase Putters 7.819% 2/1/2030 (a)		6,088,900
5,000	M	Medina Valley Indpt. School District GO ROLS 8.014% 8/15/2015 (a)		6,186,700
10,000	M	North Texas Twy. Auth. Rev. 5.125% 1/1/2028		10,750,500
5,000	M	San Antonio Airport Sys. Rev. 5.25% 7/1/2035		5,514,750
5,000	M	Waco Ind. School District GO 5.25% 8/15/2030		5,773,100
				95,943,541
		Utah-.1%
805	M	Provo Electric System Rev. 10.375% 9/15/2015		948,096
		Washington-3.7%
		Washington State Health Care Facs. Auth. Revenue:
5,000	M	Catholic Health Initiatives 6.375% 10/1/2033		5,872,450
7,000	M	Providence Health 5.25% 10/1/2033		7,541,310
		Washington State ROLS:
5,000	M	8.014% 7/1/2014 (a)		5,833,700
5,500	M	8.014% 7/1/2016 (a)		6,820,000
				26,067,460
		West Virginia-.7%
4,500	M	West Virginia State Hospital Fin. Auth. Hosp. Rev. 5.375% 6/1/2028		4,940,235
		Wisconsin-3.3%
12,000	M	Superior Wisconsin Ltd. Oblig. Rev. 6.9% 8/1/2021		15,340,560
6,905	M	Wisconsin State General Rev. 5.75% 5/1/2033		8,020,365
				23,360,925
Total Value of Municipal Bonds (cost $622,432,707)			98.9%	701,102,215
Other Assets, Less Liabilities			1.1	7,716,784
Net Assets			100.0%	$708,818,999

At March 31,2012, the cost of municipal investments for federal income tax purposes was
$622,432,707. Accumulated net unrealized appreciation on investments was $78,669,508, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
TAX EXEMPT FUND II
March 31, 2012

Principal
Amount		Security		Value
		MUNICIPAL BONDS-94.1%
		Alabama-1.6%
$1,000	M	Alabama State University Rev. 5.25% 9/1/2034		$ 1,104,170
2,500	M	Birmingham Spl. Care Facs. Fing. Auth. Rev. 6% 6/1/2039		2,833,975
				3,938,145
		Alaska-1.9%
1,000	M	Alaska Intl. Airport Rev. 5.75% 10/1/2012 (b)		1,028,010
3,000	M	Matanuska-Susitna Boro Lease Rev. 6% 9/1/2028		3,556,230
				4,584,240
		Arizona-3.9%
1,250	M	Arizona Brd. Regents University Sys. Rev. 6% 7/1/2027		1,456,475
5,000	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029		5,531,500
2,000	M	Rio Nuevo Multipurpose Facs. Rev. 6.625% 7/15/2025		2,353,540
				9,341,515
		California-3.6%
1,100	M	Alhambra Unified Sch. District GO 5.25% 8/1/2028		1,240,767
5,000	M	California State GO 5.25% 2/1/2030		5,566,250
1,725	M	West Contra Costa Unified School District 5.25% 8/1/2032		1,929,309
				8,736,326
		Colorado-2.3%
5,000	M	Colorado Health Facs. Auth. Rev. 5.25% 2/1/2031		5,581,350
		Connecticut-.5%
1,000	M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5.25% 8/1/2030		1,097,130
		District of Columbia-1.4%
3,000	M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev.
		5% 10/1/2029		3,279,150
		Florida-8.0%
2,135	M	Boynton Beach Util. Sys. Rev. 5% 11/1/2032		2,322,154
		Broward County Sch. Brd. Certificates of Participation:
1,000	M	5.125% 7/1/2026		1,081,930
1,000	M	5.25% 7/1/2027		1,089,120
5,000	M	Florida State Municipal Power Agy. Rev. 5% 10/1/2028		5,386,100
3,535	M	Fort Pierce Capital Impt. Rev. 5.875% 9/1/2028		3,980,304
5,000	M	Orlando & Orange County Expwy. Auth. Rev. 5% 7/1/2028		5,467,650
				19,327,258
		Georgia-8.2%
5,000	M	Atlanta Airport Rev. 5.25% 1/1/2030		5,451,650
3,400	M	Atlanta Water & Wastewater Rev. 6.25% 11/1/2034		4,005,710
2,500	M	Bibb County Dev. Auth. Rev. 5.75% 7/1/2040		2,791,325
1,500	M	Cobb County Dev. Auth. Rev. 5.75% 7/15/2039		1,631,160
1,000	M	Georgia Municipal Association, Inc. COP 5.125% 12/1/2021		1,012,710
2,500	M	Georgia St. Environmental Loan Acquisition Corp. 5.125% 3/15/2031		2,770,275
2,000	M	Medical Ctr. Hospital Auth. Rev. 6.5% 8/1/2038		2,265,920
				19,928,750
		Hawaii-1.1%
2,500	M	Hawaii State Harbor Sys. Rev. 5.25% 7/1/2030		2,724,075
		Illinois-6.3%
		Chicago O'Hare Intl. Airport Revenue:
5,000	M	5% 1/1/2027		5,343,100
5,000	M	6.5% 1/1/2041		5,945,600
2,500	M	Illinois State Fin. Auth. Rev. 5% 12/1/2030		2,672,825
1,000	M	Illinois State Sales Tax Rev. 6% 6/15/2026		1,285,360
				15,246,885
		Indiana-1.1%
		Tri-Creek Middle School Bldg. Corp. Revenue:
1,500	M	5.25% 7/15/2028		1,645,680
1,000	M	5.25% 7/15/2029		1,090,630
				2,736,310
		Louisiana-4.4%
1,845	M	Louisiana Loc. Govt. Env. Facs. & Cmnty. Dev. Auth. Rev.
		5.25% 10/1/2021		1,846,218
1,500	M	Louisiana State Citizens Ppty. Rev. 6.125% 6/1/2025		1,717,245
3,000	M	Louisiana State GO 5% 9/1/2028		3,447,030
1,000	M	New Orleans Aviation Brd. Rev. 6% 1/1/2023		1,176,410
2,310	M	New Orleans Sewer Svc. Rev. 6.25% 6/1/2029		2,563,430
				10,750,333
		Massachusetts-.8%
1,500	M	Massachusetts State GO 5.25% 8/1/2022		1,894,080
		Michigan-3.8%
400	M	Detroit Distributable State Aid GO 5% 11/1/2030		424,780
5,000	M	Lansing Brd. Wtr. & Lt. Utility Sys. Rev. 5.5% 7/1/2041		5,722,650
1,900	M	Michigan Mun. Bd. Auth. Rev. 5% 5/1/2023		1,876,060
1,000	M	Michigan State Bldg. Auth. Rev. 5% 10/15/2029		1,098,210
				9,121,700
		Minnesota -1.1%
2,225	M	Rochester Health Care Facs. Rev. 4.5% 11/15/2021 (c)		2,582,669
		Mississippi-2.1%
		Mississippi Dev. Bk. Spl. Oblig. Jackson Cnty. Ltd. Tax Revenue:
2,660	M	5.375% 7/1/2029		2,957,973
2,000	M	5.625% 7/1/2039		2,216,660
				5,174,633
		Missouri-.4%
1,000	M	St. Louis Mun. Fin. Corp. Lease Rev. 5.625% 7/15/2030		1,081,700
		Nebraska-1.8%
3,880	M	Nebraska Investment Fin. Auth. Single-Family Hsg. Rev. 5.7% 9/1/2031		4,332,757
		New Jersey-1.8%
4,000	M	New Jersey State Trans. Auth. Trust Fd. Rev. 5.5% 12/15/2038		4,395,360
		New York-2.3%
4,050	M	Nassau County GO 5% 4/1/2031		4,412,799
1,000	M	New York City GO 5% 8/1/2030		1,135,010
				5,547,809
		North Carolina-1.4%
3,000	M	North Carolina Tpk. Auth. Rev. 5.75% 1/1/2039		3,327,450
		Ohio-5.3%
2,000	M	American Mun. Pwr. Rev. 5% 2/15/2024		2,229,400
1,000	M	Hamilton Cnty. Sales Tax 5% 12/1/2032		1,062,500
		Ohio State Bldg. Auth. State Facs. Revenue:
1,500	M	5.5% 4/1/2012 (b)		1,500,225
1,135	M	5.25% 4/1/2031		1,272,823
1,000	M	Summit County Port Auth. Rev. 5.375% 12/1/2030		1,086,480
5,000	M	University of Cincinnati 5% 6/1/2028		5,723,050
				12,874,478
		Oregon-.6%
1,235	M	Oregon State GO 5% 5/1/2036 (d)		1,396,291
		Pennsylvania-6.9%
5,000	M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024		5,754,150
2,500	M	Beaver County GO 5.55% 11/15/2031		2,740,650
1,500	M	Pennsylvania State Higher Edl. Facs. Auth. Rev. 5.25% 8/15/2025		1,724,370
1,000	M	Scranton Sch. District GO 5.2% 4/1/2031		1,111,130
1,000	M	State Pub. Sch. Bldg. Auth. Rev. 5.25% 6/1/2013 (b)		1,057,710
		West Mifflin Area School Dist. General Obligations:
2,910	M	5.375% 4/1/2027		3,259,520
1,000	M	5.375% 4/1/2028		1,112,810
				16,760,340
		Puerto Rico-1.7%
		Puerto Rico Commonwealth General Obligation:
1,500	M	5.25% 7/1/2024		1,655,325
2,500	M	5% 7/1/2035 (d)		2,549,075
				4,204,400
		Rhode Island-2.8%
		Rhode Island Hlth. & Edl. Bldg. Corporation:
		Pub. Schs. Fing. Program:
3,250	M	5.25% 5/15/2029		3,628,560
1,600	M	5% 5/15/2034		1,622,400
1,415	M	University of Rhode Island 5.25% 9/15/2029		1,561,155
				6,812,115
		South Carolina-2.7%
1,000	M	Piedmont Mun. Pwr. Rev. 5% 1/1/2025		1,126,950
5,000	M	South Carolina State Pub. Svc. Auth. 5% 12/1/2036		5,513,400
				6,640,350
		South Dakota-.7%
1,500	M	South Dakota State Hlth. & Edl. Fac. Auth. Rev. 5.125% 8/1/2028		1,642,275
		Texas-6.5%
5,000	M	Harris County Hlth. Facs. Thermal Util. Rev. 5% 11/15/2032		5,383,150
5,000	M	Houston Util. Sys. Rev. 5.25% 11/15/2031		5,756,850
3,000	M	North Texas Twy. Auth. Rev. 5% 9/1/2031		3,357,090
1,250	M	Parker County GO 5% 2/15/2029		1,365,638
				15,862,728
		Tennessee-3.1%
		Tennessee State General Obligation:
5,000	M	5% 8/1/2021		6,296,300
1,000	M	5% 8/1/2027		1,208,110
				7,504,410
		Utah-.6%
1,300	M	Utah Infrastructure Agy. Telecommunications & Franchise Tax Rev.
		5.5% 10/15/2030		1,466,036
		Washington-3.4%
5,000	M	Washington State Health Care Facs. Auth. Rev. 5.25% 10/1/2033		5,386,650
2,500	M	Washington State Motor Vehicle Tax GO 5% 6/1/2031		2,834,850
				8,221,500
Total Value of Municipal Bonds (cost $208,904,350)				228,114,548
		SHORT-TERM TAX EXEMPT INVESTMENTS-4.1%
		Adjustable Rate Notes (e)
5000	M	Conn St. Hlth. & Edl. Facs. Auth. Rev. .16%		5,000,000
5000	M	New York St. Hsg. Fin. Agy. .14%		5,000,000
Total Value of Short-Term Tax Exempt Investments (cost $10,000,000)				10,000,000
Total Value of Municipal Investments (cost $218,904,350)			98.2%	238,114,548
Other Assets, Less Liabilities			1.8	4,315,844
Net Assets			100.0%	$242,430,392

At March 31, 2012, the cost of municipal investments for federal income tax purposes was
$218,904,350. Accumulated net unrealized appreciation on investments was $19,210,198, consisting of $19,598,894 gross unrealized appreciation and $388,696 gross unrealized depreciation.

Portfolio of Investments (unaudited)
CALIFORNIA TAX EXEMPT FUND
March 31, 2012

Principal
Amount		Security		Value
		MUNICIPAL BONDS-97.0%
		Airport-8.8%
$1,000	M	Los Angeles Dept. of Airports Rev. 5.25% 5/15/2033		$ 1,115,670
1,000	M	Sacramento County Airport Sys. Rev. 5.5% 7/1/2034		1,085,940
1,000	M	San Francisco City & County Airport Rev. 5.25% 5/1/2025		1,128,920
				3,330,530
		Education-1.4%
500	M	California Educational Facs. Auth. Rev. 5.25% 12/1/2031		557,540
		Electric-7.6%
500	M	Anaheim Public Fing. Auth. Rev. 5% 10/1/2031		556,470
1,000	M	Imperial Irrigation District Elec. Rev. 6.25% 11/1/2031		1,197,470
1,000	M	Tuolumne Wind Proj. Auth. 5.625% 1/1/2029		1,128,040
				2,881,980
		General Obligation-28.7%
1,000	M	Alhambra Unified School District 5.25% 8/1/2028		1,127,970
1,000	M	Centinela Valley Union School District 5% 8/1/2031		1,084,110
1,000	M	Chico Unified School District 5% 8/1/2026		1,084,650
1,000	M	College of the Sequoias 5.25% 8/1/2029		1,101,500
1,000	M	Corona-Norco Unified School District 5.125% 8/1/2029		1,108,660
650	M	Jefferson Unified High Sch. District 6.25% 2/1/2016		746,025
1,000	M	Lake Tahoe Unified School District 5.375% 8/1/2029		1,134,240
750	M	Natomas Unified School District 5.95% 9/1/2021		836,190
1,000	M	San Bernardino Cmnty. College District 6.5% 8/1/2028		1,207,920
309	M	Walnut Valley School District 7.2% 2/1/2016		322,225
1,000	M	West Contra Costa Unified School District 5.25% 8/1/2032		1,118,440
				10,871,930
		Health Care-12.6%
		California Health Facs. Fin. Auth. Revenue:
1,000	M	Children's Hospital Los Angeles 5.125% 7/1/2031		1,042,970
1,000	M	Providence Health Services 6.5% 10/1/2033		1,183,660
250	M	Scripps Health 5% 11/15/2029		279,002
500	M	Stanford Hospital 5.25% 11/15/2031		563,645
		California Statewide Communities Dev. Auth. Revenue:
1,000	M	St. Joseph's 5.125% 7/1/2024		1,109,750
500	M	Sutter Health 5.5% 8/15/2026		581,845
				4,760,872
		Lease-8.4%
500	M	California State Public Works 5% 12/1/2029		524,395
1,000	M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2028		1,112,430
750	M	Los Angeles Real Property Prog. 5.3% 4/1/2022		751,845
700	M	San Mateo Joint Powers Auth. Lease Rev. 6.5% 7/1/2015		800,289
				3,188,959
		Other Revenue-1.5%
500	M	Sacramento Area Flood Control Agency 5.5% 10/1/2028		574,625
		Other Tax-13.4%
880	M	Long Beach Fing. Auth. Rev. 6% 11/1/2017		948,754

750	M	Puerto Rico Sales Tax Fing. Rev. 5.25% 8/1/2040		813,578
1,000	M	Riverside County Trans. Commission Sales Tax Rev. 5% 6/1/2032		1,091,990
1,000	M	San Joaquin County Trans. Auth. Sales Tax 5.75% 3/1/2028		1,177,370
1,000	M	West Contra Costa Healthcare 5.375% 7/1/2024		1,030,150
				5,061,842
		Water/Sewer-14.6%
750	M	Bakersfield Wastewater Rev. 5% 9/15/2028		815,348
500	M	Castaic Lake Water Agency 7% 8/1/2012		511,000
1,000	M	El Dorado Irrigation District 6.25% 8/1/2029		1,093,350
1,000	M	Los Angeles Wastewater System Rev. 5% 6/1/2027		1,136,540
500	M	Metropolitan Water Dist. So. Cal. 5% 7/1/2029		566,990
1,000	M	Mojave Water Agency 5.5% 6/1/2029		1,120,340
265	M	South Gate Public Fing. Auth. Wtr. Rev. 6% 10/1/2012		268,315
				5,511,883
Total Value of Municipal Bonds (cost $33,269,108)			97.0%	36,740,161
Other Assets, Less Liabilities			3.0	1,125,407
Net Assets			100.0%	$37,865,568

At March 31, 2012, the cost of municipal investments for federal income tax purposes was
$33,269,108. Accumulated net unrealized appreciation on investments was $3,471,053, consisting of $3,473,825 gross unrealized appreciation and $2,772 gross unrealized depreciation.

Portfolio of Investments (unaudited)
CONNECTICUT TAX EXEMPT FUND
March 31, 2012

Principal
Amount		Security		Value
		MUNICIPAL BONDS-97.2%
		Appropriation-15.0%
$1,000	M	Capital City Econ. Dev. Auth. Pkg. & Energy Fee Rev.
		5.75% 6/15/2034		$ 1,121,260
		Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Child Care Facilities Program 6% 7/1/2038		1,119,870
1,000	M	State Supported Child Care 5% 7/1/2028		1,084,290
1,750	M	Connecticut State Hsg. Fin. Auth. 5% 6/15/2024		1,919,120
				5,244,540
		Education-27.6%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
320	M	Connecticut College 5% 7/1/2032 (d)		354,778
1,000	M	Loomis Chafee School 5% 7/1/2030		1,075,680
1,000	M	Quinnipiac University 5.75% 7/1/2033		1,112,550
1,000	M	Renbrook School 5% 7/1/2030		1,040,400
1,000	M	Salisbury School 5% 7/1/2028		1,094,400
1,000	M	Trinity College 5% 7/1/2019		1,083,840
1,000	M	Wesleyan University 5% 7/1/2035		1,105,530
1,000	M	Westminster School 5% 7/1/2037		1,048,100
		University of Connecticut:
600	M	Student Fees Rev. 5.25% 11/15/2021		623,070
1,000	M	University Rev. 4.75% 2/15/2029		1,104,360
				9,642,708
		General Obligation-14.4%
1,000	M	Bridgeport 5% 12/1/2023		1,093,840
1,000	M	Hartford 5% 4/1/2031		1,098,370
1,000	M	New Britain 4.75% 4/1/2028		1,175,730
1,500	M	New Haven 5% 3/1/2026		1,656,465
				5,024,405
		Health Care-11.8%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
500	M	Lawrence & Memorial Hospital 5% 7/1/2031		533,340
		Middlesex Hospital:
350	M	5% 7/1/2026		378,371
460	M	5% 7/1/2027		495,070
500	M	Stamford Hospital 5% 7/1/2030		532,470
1,000	M	William W. Backus Hospital 5% 7/1/2025		1,088,220
		Yale-New Haven Hospital:
500	M	5% 7/1/2026		534,060
500	M	5.25% 7/1/2030		566,630
				4,128,161
		Lease-1.6%
500	M	Puerto Rico Pub. Bldgs. Auth. Rev. 6% 7/1/2028		550,015
		Other Tax-12.3%
		Connecticut State Special Tax Obligation Rev. Trans. Infrastructure:
1,000	M	5% 11/1/2025		1,129,150
1,000	M	5% 8/1/2027		1,106,580
		Puerto Rico Sales Tax Fing. Revenue:
1,400	M	5.75% 8/1/2037		1,545,460
500	M	5.25% 8/1/2040		542,385
				4,323,575
		Pre-Refunded/Escrowed-to-Maturity-8.4%
1,000	M	Connecticut State Hlth. & Educ. Facs. Auth. Rev.
		(Children's Medical Center) 5% 7/1/2014 (b)		1,093,450
1,050	M	South Windsor 5% 2/15/2016 (b)		1,219,239
580	M	Stratford 5% 12/15/2013 (b)		626,296
				2,938,985
		Water/Sewer-6.1%
1,000	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. 5% 7/1/2025		1,042,130
1,000	M	South Central Connecticut Regl. Wtr. Auth. Rev. 5.25% 8/1/2029		1,099,970
				2,142,100
Total Value of Municipal Bonds (cost $31,136,496)			97.2%	33,994,489
Other Assets, Less Liabilities			2.8	996,189
Net Assets			100.0%	$34,990,678

At March 31, 2012, the cost of municipal investments for federal income tax purposes was
$31,136,496. Accumulated net unrealized appreciation on investments was $2,857,993, consisting of $2,863,815 gross unrealized appreciation and $5,822 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MASSACHUSETTS TAX EXEMPT FUND
March 31, 2012

Principal
Amount		Security		Value
		MUNICIPAL BONDS-97.3%
		Combined Utility-3.9%
$1,000	M	Holyoke Gas & Electric Dept. Rev. 5.375% 12/1/2018		$ 1,017,700
		Education-24.1%
820	M	Massachusetts Edl. Fing. Auth. Ed. Ln. Revenue 6% 1/1/2028		922,229
1,000	M	Massachusetts State College Building Auth. 5% 5/1/2035		1,086,830
		Massachusetts State Dev. Fin. Agy. Revenue:
750	M	Boston University 5.6% 10/1/2035		828,293
1,000	M	Lesley University 5.25% 7/1/2033		1,097,030
		Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Harvard University 5.5% 11/15/2036		1,199,920
1,000	M	Northeastern University 5% 10/1/2031 (d)		1,101,760
				6,236,062
		General Obligation-9.6%
500	M	Boston 5% 4/1/2019		615,920
500	M	Quincy 5% 12/1/2028		572,330
1,000	M	Revere Mun. Purpose Loan 5% 4/1/2033		1,075,400
215	M	Worcester 5.5% 8/15/2017		215,688
				2,479,338
		Health Care-8.1%
		Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Caregroup 5.375% 2/1/2027		1,104,780
1,000	M	Harvard Pilgrim Health Care 5.25% 7/1/2013		1,003,600
				2,108,380
		Housing-8.2%
		Massachusetts State Hsg. Fin. Agy. Revenue:
1,000	M	Multi-Family Housing 5.25% 12/1/2035		1,059,850
1,000	M	Single Family Housing 5.35% 12/1/2033		1,058,030
				2,117,880
		Other Revenue-4.4%
1,000	M	Massachusetts Bay Trans. Auth. Rev. 5% 7/1/2028		1,146,030
		Other Tax-18.1%
1,000	M	Massachusetts Bay Trans. Auth. Rev. 5.25% 7/1/2032		1,243,180
1,000	M	Massachusetts State Dev. Fin. Agy. Rev. 5.75% 9/1/2025		1,165,500
		Puerto Rico Sales Tax Fing. Revenue:
1,000	M	6.5% 8/1/2035		1,191,700
1,000	M	5.25% 8/1/2040		1,084,770
				4,685,150
		Pre-Refunded/Escrowed-to-Maturity-3.8%
115	M	Massachusetts State Hlth. & Educ. Facs. Auth. Rev.
		(Massachusetts General Hospital) 6.25% 7/1/2012		116,770
800	M	University of Massachusetts Bldg. Auth. Rev. 6.875% 5/1/2014		857,216
				973,986
		State General Obligation-6.5%
		Massachusetts State:
1,000	M	5.5% 8/1/2030		1,301,610

500	M	.936% 5/1/2037 (e)		397,180
				1,698,790
		Water/Sewer-10.6%
370	M	Boston Water & Sewer Comm. Rev. 5.75% 11/1/2013		389,025
1,000	M	Massachusetts State Water Res. Auth. 5% 8/1/2031		1,135,840
1,000	M	Springfield Water & Sewer Commn. Rev. 5.75% 10/15/2025		1,211,320
				2,736,185
Total Value of Municipal Bonds (cost $22,838,880)			97.3%	25,199,501
Other Assets, Less Liabilities			2.7	704,125
Net Assets			100.0%	$25,903,626

At March 31, 2012, the cost of municipal investments for federal income tax purposes was
$22,838,880. Accumulated net unrealized appreciation on investments was $2,360,621, consisting of $2,463,441 gross unrealized appreciation and $102,820 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MICHIGAN TAX EXEMPT FUND
March 31, 2012

Principal
Amount		Security		Value
		MUNICIPAL BONDS-95.2%
		Education-4.7%
$1,000	M	Ferris State University Revenue 5% 10/1/2028		$ 1,082,630
		Electric-7.5%
500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022		656,165
1,000	M	Wyandotte Electric Rev. 5.25% 10/1/2028		1,095,180
				1,751,345
		General Obligation-27.7%
1,000	M	Genesee County Sewer Disp. Sys. 5% 11/1/2025		1,100,490
1,000	M	Goodrich Area School District 5.5% 5/1/2032		1,134,900
330	M	Gull Lake Community School District Zero Coupon 5/1/2013		314,044
1,000	M	Montrose Township School District 6.2% 5/1/2017		1,223,270
500	M	Northview Public School District 5% 5/1/2041		537,635
1,000	M	Troy City School District 5% 5/1/2026		1,064,540
1,000	M	Wayne Charter County Capital Improvement 5% 2/1/2030		1,067,360
				6,442,239
		Health Care-9.6%
1,000	M	Kent Hosp. Fin. Auth. Rev. 5% 11/15/2029		1,095,510
1,000	M	Michigan St. Hosp. Fin. Auth. Rev. 6.25% 12/1/2028		1,149,750
				2,245,260
		Housing-4.6%
1,000	M	Michigan St. Hsg. Dev. Auth. Rental Hsg. Rev. 5.5% 10/1/2028		1,080,390
		Lease-4.9%
1,000	M	Michigan St. Building Auth. Revenue 5.25% 10/15/2025		1,134,310
		Other Tax-9.4%
500	M	Detroit Distributable State Aid 5% 11/1/2030		530,975
1,000	M	Michigan Municipal Bond Auth. Revenue 5% 10/1/2029		1,123,120
500	M	Puerto Rico Sales Tax Fing. Rev. 5.25% 8/1/2040		542,385
				2,196,480
		State General Obligation-4.9%
1,000	M	Michigan State 5% 11/1/2022		1,141,790
		Water/Sewer-21.9%
1,000	M	Detroit Sewer Disposal Revenue 7.5% 7/1/2033		1,250,180
		Detroit Water Supply System Revenue:
1,000	M	6.5% 7/1/2015		1,104,180
1,000	M	5.5% 7/1/2027		1,110,500
1,000	M	Grand Rapids Water Supply 5% 1/1/2029		1,112,660
500	M	Saginaw Water Supply Sys. Rev. 5% 7/1/2031		531,200
				5,108,720
Total Value of Municipal Bonds (cost $19,921,442)			95.2%	22,183,164
Other Assets, Less Liabilities			4.8	1,125,730
Net Assets			100.0%	$23,308,894

At March 31, 2012, the cost of municipal investments for federal income tax purposes was
$19,921,442. Accumulated net unrealized appreciation on investments was $2,261,722, consisting of $2,261,912 gross unrealized appreciation and $190 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MINNESOTA TAX EXEMPT FUND
March 31, 2012

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.4%
		Airport-2.2%
$500	M	Minneapolis & St. Paul Met. Arpts. Comm. Arprt. Rev. 5% 1/1/2026		$ 528,175
		Appropriation-1.2%
250	M	University of Minnesota Special Purpose Rev. 5% 8/1/2030		285,735
		Education-14.2%
750	M	Minnesota State Colleges & Univ. Rev. 5% 10/1/2031		858,218
		Minnesota State Higher Ed. Facs. Auth. Revenue:
500	M	Carleton College 5% 1/1/2028		552,315
250	M	Gustavus Adolfus College 5% 10/1/2031		268,665
500	M	Macalester College 5% 6/1/2035		559,840
250	M	University of St. Thomas 5.25% 4/1/2039		267,490
500	M	Minnesota State Office of Higher Ed. Rev. 5% 11/1/2029		539,600
250	M	University of Minnesota 5.25% 12/1/2030		294,215
				3,340,343
		Electric-8.2%
250	M	Minnesota St. Municipal Pwr. Agy. Elec. Rev. 5.25% 10/1/2035		270,930
		Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue:
500	M	5% 1/1/2021		570,745
500	M	5% 1/1/2026		539,425
500	M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Rev. 5.25% 1/1/2030		551,715
				1,932,815
		General Obligation-29.3%
500	M	Bemidji 5% 2/1/2028		569,395
500	M	Crow Wing County Jail 5% 2/1/2021		548,375
500	M	Dakota Cnty. Cmnty. Dev. Agy. 5% 1/1/2026		546,590
700	M	Fairmont Ind. Sch. Dist. #2752, 5% 2/1/2026		795,837
500	M	Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2024		571,930
500	M	Hennepin County 5% 12/1/2025		570,400
750	M	Kasson & Mantorville Ind. Sch. Dist. #204, 5% 2/1/2024		846,413
750	M	Minneapolis Special School District #1, 5% 2/1/2020		775,365
500	M	New Brighton 5% 2/1/2032		551,910
500	M	Scott County 5% 12/1/2023		568,650
500	M	St. Louis County 5% 12/1/2023		568,650
				6,913,515
		Health Care-18.5%
		Minneapolis Health Care Sys. Revenue:
500	M	5.5% 5/15/2017		507,040
500	M	6.5% 11/15/2038		583,320
500	M	Minneapolis & St. Paul Hsg. & Redev. Auth. Health Care Rev. 5% 8/15/2034		531,055
750	M	Minnesota St. Agric. & Econ. Dev. Brd. Rev. Health Care 5% 2/15/2030		807,292
250	M	Rochester Health Care Facs. Rev. 4.5% 11/15/2021 (c)		290,188
		St. Cloud Health Care Revenue:
250	M	5.125% 5/1/2030		268,632
500	M	5.375% 5/1/2031		545,100
750	M	St. Paul Hsg. & Redev. Auth. Health Care Rev. 5.25% 11/15/2029		816,450

				4,349,077
		Housing-7.6%
		Minnesota State Housing Finance Agency:
230	M	Multi-Family Hsg. 5.05% 7/1/2034		241,571
		Rental Hsg. Revenue:
250	M	5% 8/1/2030		266,102
300	M	5.05% 8/1/2031		324,957
530	M	Single-Family Hsg. Rev. 5.9% 7/1/2028		553,447
400	M	Minnetonka Multi-Family Housing Rev. 5.9% 10/20/2019		400,752
				1,786,829
		Lease-5.1%
600	M	Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027		646,722
250	M	Minnesota State Housing Finance Agency
		(Nonprofit Hsg. Rev.) 5% 8/1/2031		272,252
250	M	Minnetonka Indpt. Sch. Dist. #276, 5% 3/1/2029		279,290
				1,198,264
		Other Tax-6.3%
300	M	Minneapolis Dev. Rev. Ltd. Tax Supported 6.25% 12/1/2030		343,227
1,000	M	Minnesota State 911 Rev. 5% 6/1/2024		1,145,400
				1,488,627
		Pre-Refunded/Escrowed-to-Maturity-2.1%
400	M	University of Minnesota 5.75% 7/1/2017		490,428
		State General Obligation-3.7%
500	M	Minnesota State 5% 6/1/2022		589,535
250	M	Minnesota State Highway 5% 8/1/2026		285,338
				874,873
Total Value of Municipal Bonds (cost $21,080,448)			98.4%	23,188,681
Other Assets, Less Liabilities			1.6	377,520
Net Assets			100.0%	$23,566,201

At March 31,2012, the cost of municipal investments for federal income tax purposes was
$21,080,448. Accumulated net unrealized appreciation on investments was $2,108,233, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
NEW JERSEY TAX EXEMPT FUND
March 31, 2012

Principal
Amount		Security		Value
		MUNICIPAL BONDS-96.9%
		Appropriation-15.0%
$1,000	M	Garden St. Preservation Tr. Open Space & Farmland
		5.75% 11/1/2028		$ 1,293,940
		New Jersey Economic Dev. Auth. Rev. (School Facilities):
1,000	M	5.5% 9/1/2025		1,228,140
1,000	M	5.5% 12/15/2029		1,112,580
		New Jersey State Health Care Facs. Fing. Authority Rev.
		Hospital Asset Transformation Program:
1,000	M	5% 10/1/2028		1,073,030
1,000	M	5.75% 10/1/2031		1,141,320
		New Jersey St. Trans. Tr. Fd. Auth. Trans. Sys. Revenue:
1,000	M	5.5% 12/15/2020		1,216,910
1,000	M	5.5% 12/15/2038		1,098,840
				8,164,760
		Education-12.0%
		New Jersey Educational Facilities Auth. Revenue:
1,000	M	College of New Jersey 5% 7/1/2035		1,068,180
1,000	M	New Jersey City University 5% 7/1/2028		1,079,160
1,000	M	Princeton University 5% 7/1/2034		1,125,630
		Rowan University:
1,000	M	5% 7/1/2025		1,096,770
1,000	M	5% 7/1/2026		1,093,220
1,000	M	New Jersey State Higher Education Assistance Auth. Loan Rev.
		5.625% 6/1/2030		1,096,120
				6,559,080
		General Obligation-22.2%
1,750	M	Atlantic City Board of Education 6.1% 12/1/2015		2,013,095
1,000	M	Bayonne 5.25% 7/1/2027		1,112,880
1,000	M	Cape May County Bridge Commission 5% 6/1/2032		1,051,790
1,000	M	Cumberland County Impt. Auth. Rev. Solid Waste Sys. 5.125% 1/1/2025		1,101,110
1,000	M	Elizabeth 5.25% 4/15/2027		1,132,880
1,000	M	Essex County Impt. Authority Rev. 5.5% 10/1/2027		1,230,960
1,000	M	Hudson County Impt. Authority Pkg. Rev. 5.125% 1/1/2034		1,085,340
1,000	M	Jersey City 5% 1/15/2026		1,104,740
1,000	M	Middlesex County Impt. Auth. Lease Rev. 5% 12/15/2025		1,132,750
1,000	M	Monmouth County Impt. Auth. Rev. 5% 1/15/2029		1,154,760
				12,120,305
		Health Care-5.9%
		New Jersey State Health Care Facs. Fing. Authority Revenue:
2,000	M	Hackensack Univ. Med. Ctr. 5.25% 1/1/2031		2,139,400
1,000	M	Virtua Health 5.5% 7/1/2038		1,082,760
				3,222,160
		Housing-10.8%
		New Jersey State Hsg. & Mtg. Fin. Agy. Revenue:
2,285	M	Mtg. Rev. 6.375% 10/1/2028		2,519,898

895	M	Multi-Family Hsg. 6.05% 11/1/2017		912,059
2,000	M	Newark Hsg. Auth. Rev.(South Ward Police Facility)
		6.75% 12/1/2038		2,462,520
				5,894,477
		Industrial Development Revenue/Pollution Control Revenue-4.0%
1,665	M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021		2,157,473
		Lease-6.2%
1,000	M	Hudson County Impt. Authority Lease Rev. 5.375% 10/1/2024		1,190,790
		New Jersey State Equip. Lease Purchase Revenue:
1,000	M	5.25% 6/15/2027		1,098,620
1,000	M	5.25% 6/15/2028		1,092,930
				3,382,340
		Other Tax-7.2%
1,000	M	New Jersey Environmental Infrastructure Tr. Rev. 5% 9/1/2027		1,155,870
		Puerto Rico Sales Tax Fing. Revenue:
500	M	6.5% 8/1/2035		595,850
1,000	M	5.75% 8/1/2037		1,103,900
1,000	M	5.25% 8/1/2040		1,084,770
				3,940,390
		Pre-Refunded/Escrowed-to-Maturity-7.5%
2,145	M	Atlantic County Impt. Auth. Lux. Tax 7.4% 7/1/2016		2,463,597
1,500	M	New Jersey State Health Care Facs. Fing. Authority Rev.
		(General Hospital Center at Passaic) 6% 7/1/2014		1,599,600
				4,063,197
		State General Obligation-2.0%
1,000	M	Puerto Rico Commonwealth 6% 7/1/2028		1,101,760
		Toll & Turnpike-2.0%
1,000	M	New Jersey St. Turnpike Auth. Rev. 5% 1/1/2031		1,103,530
		Transportation-2.1%
1,000	M	Port Authority of New York & New Jersey 5% 10/15/2031		1,110,900
Total Value of Municipal Bonds (cost $47,243,425)			96.9%	52,820,372
Other Assets, Less Liabilities			3.1	1,711,919
Net Assets			100.0%	$54,532,291

At March 31, 2012, the cost of municipal investments for federal income tax purposes was
$47,243,425. Accumulated net unrealized appreciation on investments was $5,576,947, consisting of $5,577,327 gross unrealized appreciation and $380 gross unrealized depreciation.

Portfolio of Investments (unaudited)
NEW YORK TAX EXEMPT FUND
March 31, 2012

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.8%
		Appropriation-10.8%
$2,000	M	Hudson Yards Infra. Corp. Rev. 5.375% 2/15/2047		$ 2,240,960
1,000	M	New York City Hsg. Dev. Corp. Rev.
		(Cap. Funding Prog.) 5% 7/1/2025		1,057,360
		New York State Dormitory Authority Revenue:
		City University:
2,085	M	5.75% 7/1/2013		2,153,993
3,000	M	6% 7/1/2020		3,688,200
1,000	M	Mental Health Services 5% 2/15/2033		1,079,370
		Special Act School Districts Program:
1,375	M	6% 7/1/2012		1,380,816
1,460	M	6% 7/1/2013		1,465,913
1,500	M	State University 5.25% 5/15/2021		1,785,690
2,600	M	Syracuse Indl. Dev. Agy. Sch. Fac. Rev. 5% 5/1/2027		2,918,006
				17,770,308
		Education-9.1%
500	M	Albany Indl. Dev. Agy. Civic Fac. Rev. 5.5% 5/1/2032		557,445
1,500	M	Canton Capital Resource Corp. Student Hsg. Fac. Rev.
		5% 5/1/2030		1,572,585
		New York State Dormitory Authority Revenue:
2,350	M	Colgate University 6% 7/1/2021		2,897,620
1,000	M	Fordham University 5% 7/1/2028		1,108,040
1,610	M	New York University 6% 7/1/2018		2,010,842
1,200	M	Pratt Institute 5% 7/1/2034		1,275,216
500	M	Skidmore College 5% 7/1/2027		558,610
1,000	M	St. Johns University 5% 7/1/2024		1,084,080
3,500	M	The New School 5.5% 7/1/2043		3,856,650
				14,921,088
		Electric-3.5%
5,000	M	Long Island Power Auth. Elec. Rev. 5.5% 5/1/2033		5,688,150
		General Obligation-19.8%
5,000	M	Erie Cnty. Indl. Dev. Agy. 5.75% 5/1/2026		5,785,700
1,000	M	Monroe County 5% 6/1/2029		1,104,410
4,465	M	Nassau County 5% 10/1/2029		4,886,630
		New York City:
1,835	M	5.75% 8/1/2018		1,867,204
1,000	M	5% 8/1/2030		1,135,010
		New York State Dormitory Authority Revenue:
5,520	M	Albany Public Library 5% 7/1/2030		5,750,957
1,000	M	Master Boces Program 5% 8/15/2028		1,099,790
		School Districts Financing Program:
1,000	M	Albany 5% 10/1/2031		1,091,680
3,400	M	Croton Hudson 5.625% 10/1/2029		3,865,936
1,000	M	Williamsville 5.25% 4/1/2021		1,021,170
1,540	M	Niagara Falls Public Improvement 7.5% 3/1/2015		1,790,974

		Yonkers:
1,000	M	5.125% 7/1/2016		1,007,940
1,000	M	5.25% 7/1/2017		1,007,330
1,000	M	5.25% 7/1/2018		1,006,630
				32,421,361
		Health Care-2.3%
625	M	Dutchess Cnty. Indl. Dev. Agy. Civic Fac. Rev.
		5.5% 4/1/2030		689,406
		New York State Dormitory Authority Revenue:
		NYSARC:
1,140	M	5% 7/1/2025		1,268,934
500	M	6% 7/1/2036		564,900
1,220	M	United Cerebral Palsy 5.125% 7/1/2021		1,234,738
				3,757,978
		Housing-2.4%
1,000	M	Buffalo & Erie Cnty. Indl. Dev. Corp. Rev. 6% 10/1/2031		1,150,370
1,840	M	New York City Hsg. Dev. Corp. Rev.
		(Multi-Family Hsg. Rev.) 5% 11/1/2026		1,987,697
765	M	New York State Mtg. Agy. Mtg. Revenue 5.5% 10/1/2028		823,691
				3,961,758
		Lease-3.4%
		New York City Indl. Dev. Agy. Revenue:
1,250	M	Queens Baseball Stadium Pilot 6.125% 1/1/2029		1,381,988
1,000	M	Yankee Stadium Pilot 7% 3/1/2049		1,168,870
2,500	M	New York State Dormitory Authority Rev.
		(Court Facs. Lease) 5.5% 5/15/2027		3,042,950
				5,593,808
		Other Revenue-4.1%
3,000	M	Nassau Cnty. Swr. & Storm Wtr. Fin. Auth. 5.375% 11/1/2028		3,435,390
2,000	M	New York State Dormitory Authority Rev.
		(New York-Presbyterian Hospital) 5.25% 2/15/2024		2,165,760
1,000	M	New York State Liberty Dev. Corp. Rev. 5% 12/15/2041		1,082,090
				6,683,240
		Other Tax-18.1%
5,000	M	JPMorgan Chase Putters 7.81% 12/15/2024 (a)		6,598,400
1,000	M	Metropolitan Transit Authority of New York
		(Dedicated Tax Rev.) 5% 11/15/2031		1,101,670
		New York City Transitional Fin. Auth. Revenue:
2,500	M	5% 2/1/2028		2,869,800
1,000	M	5% 11/1/2033		1,125,780
1,500	M	5% 11/1/2038		1,659,315
		New York State Dormitory Authority Rev.
		Personal Income Tax Revenue:
2,500	M	5% 3/15/2026		2,875,000
3,000	M	5.75% 3/15/2036		3,482,910
1,000	M	5% 3/15/2041		1,097,940
2,000	M	New York State Urban Corp. Dev. Corp. Rev.
		Personal Income Tax 5% 12/15/2027		2,323,500
		Puerto Rico Sales Tax Fing. Revenue:
5,000	M	5.75% 8/1/2037		5,519,500
1,000	M	5.25% 8/1/2040		1,084,770
				29,738,585
		Pre-Refunded/Escrowed-to-Maturity-8.3%
4,500	M	Buffalo School District 5.375% 11/15/2012 (b)		4,646,385
480	M	New York State Dormitory Authority Rev.
		(Judicial Facs. Lease) 7.375% 7/1/2016		551,131

1,395	M	North Syracuse Central School Dist. 5% 6/15/2012 (b)		1,409,075
1,000	M	Red Hook Central School Dist. 5.125% 6/15/2012 (b)		1,010,350
5,000	M	Suffolk County Water Auth. Rev. 6% 6/1/2017		5,919,650
				13,536,591
		Toll & Turnpike-3.4%
5,000	M	New York State Thruway Auth. (General Revenue)
		5% 1/1/2026		5,527,400
		Transportation-10.3%
		Metropolitan Transit Authority of New York:
5,000	M	Highway Rev. Tolls 5.25% 11/15/2022		5,356,350
2,500	M	Transit Rev. 5% 11/15/2020		2,554,800
3,110	M	New York State Thruway Auth.
		(Highway & Bridge Tr. Fd. Auth.) 5% 4/1/2027		3,461,367
5,000	M	Port Authority of New York & New Jersey 5% 10/15/2031		5,554,500
				16,927,017
		Water/Sewer-3.3%
2,750	M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021		3,624,995
1,500	M	Upper Mohawk Valley Regl. Fin. Auth. 6.25% 4/1/2029		1,833,735
				5,458,730
Total Value of Municipal Bonds (cost $145,093,341)			98.8%	161,986,014
Other Assets, Less Liabilities			1.2	1,920,513
Net Assets			100.0%	$163,906,527

At March 31, 2012, the cost of municipal investments for federal income tax purposes was
$145,093,341. Accumulated net unrealized appreciation on investments was $16,892,673, consisting of $16,916,164 gross unrealized appreciation and $23,491 gross unrealized depreciation.

Portfolio of Investments (unaudited)
NORTH CAROLINA TAX EXEMPT FUND
March 31, 2012

Principal
Amount		Security		Value
		MUNICIPAL BONDS-96.2%
		Combined Utility-8.9%
$1,000	M	Concord Utilities Sys. Rev. 5% 12/1/2027		$ 1,105,140
1,065	M	Raleigh Comb. Enterprise Sys. Rev. 5% 3/1/2030		1,235,549
				2,340,689
		Education-4.3%
1,000	M	University of North Carolina Sys. Pool Rev. 5% 10/1/2025		1,119,550
		Electric-4.4%
1,000	M	North Carolina Eastern Municipal Power Agency Rev.
		6% 1/1/2019		1,145,830
		Health Care-16.6%
1,000	M	Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.
		5.25% 1/15/2034		1,091,340
1,000	M	Nash Health Care Sys. Rev. 5.5% 11/1/2026		1,108,450
1,000	M	New Hanover Cnty. Hosp. Rev. 5% 10/1/2027		1,086,400
1,000	M	North Carolina Medical Care Community Health Facility Rev.
		5.625% 10/1/2029		1,048,660
				4,334,850
		Lease-27.5%
		Cabarrus County:
1,000	M	5.25% 6/1/2027		1,119,310
1,000	M	5% 1/1/2029		1,096,080
1,000	M	Charlotte 5% 6/1/2029		1,095,330
1,000	M	Durham County 5% 6/1/2027		1,110,470
500	M	Harnett County 5% 6/1/2027		545,875
1,000	M	Monroe 5.5% 3/1/2034		1,090,170
1,000	M	Salisbury 5.625% 3/1/2026		1,140,300
				7,197,535
		Other Tax-7.3%
		Puerto Rico Sales Tax Fing. Revenue:
1,000	M	5.75% 8/1/2037		1,103,900
750	M	5.25% 8/1/2040		813,578
				1,917,478
		Pre-Refunded/Escrowed-to-Maturity-11.0%
1,000	M	Brunswick County Enterprise Sys. Rev. 5.25% 4/1/2014 (b)		1,096,120
500	M	Harnett County 5.125% 12/1/2012 (b)		521,570
1,000	M	Lincoln County 5.5% 6/1/2018 (b)		1,261,190
				2,878,880
		Toll & Turnpike-4.3%
1,000	M	North Carolina Tpk. Auth. Rev. 5.375% 1/1/2026		1,115,340
		Water/Sewer-11.9%
1,000	M	Buncombe County Enterprise Sys. Rev. 5% 7/1/2034		1,100,340
		Dare County Utilities Sys. Revenue:
320	M	5% 2/1/2030		363,091
465	M	5% 2/1/2031		525,710
1,000	M	Oak Island Enterprise Sys. Wastewater Rev. 6% 6/1/2034		1,130,510

				3,119,651
Total Value of Municipal Bonds (cost $22,593,796)			96.2%	25,169,803
Other Assets, Less Liabilities			3.8	996,687
Net Assets			100.0%	$26,166,490

At March 31, 2012, the cost of municipal investments for federal income tax purposes was
$22,593,796. Accumulated net unrealized appreciation on investments was $2,576,007, consisting of $2,576,292 gross unrealized appreciation and $285 gross unrealized depreciation.

Portfolio of Investments (unaudited)
OHIO TAX EXEMPT FUND
March 31, 2012

Principal
Amount		Security		Value
		MUNICIPAL BONDS-97.6%
		Education-20.5%
$1,000	M	Cuyahoga Cmnty. College Dist. General Receipts 5% 12/1/2022		$ 1,038,450
500	M	Ohio St. Higher Educational Fac. Rev. (Univ. Dayton Proj.) 5.375% 12/1/2030		546,280
500	M	Ohio Univ. Gen. Receipts Athens 5% 12/1/2042		541,630
1,000	M	University Akron Gen. Rcpts. 5% 1/1/2028		1,101,380
500	M	University of Cincinnati 5% 6/1/2031		565,285
1,000	M	Youngstown State University General Receipts 5.25% 12/15/2029		1,094,910
				4,887,935
		Electric-2.3%
500	M	American Mun. Power Rev. 5.375% 2/15/2028		555,375
		General Obligation-40.0%
720	M	Adams County Valley Local School District 7% 12/1/2015		797,443
500	M	Avon Local School District 6.5% 12/1/2015		592,365
1,000	M	Beavercreek County School District 5% 12/1/2029		1,112,770
1,000	M	Beavercreek Local School District 6.6% 12/1/2015		1,119,680
1,000	M	Cleveland Municipal School District 5.25% 12/1/2023		1,091,650
1,000	M	Franklin County 5% 12/1/2031		1,116,280
655	M	Jefferson County Jail Construction 5.75% 12/1/2019		736,790
		Richland County Correctional Facs. Improvement:
400	M	6% 12/1/2028		459,900
250	M	6.125% 12/1/2033		283,552
1,000	M	St. Mary's City School District 5% 12/1/2025		1,100,420
1,000	M	Wapakoneta City School District 5% 12/1/2025		1,102,780
				9,513,630
		Health Care-15.8%
500	M	Franklin County Hosp. Rev. 5% 11/1/2034		530,575
1,000	M	Lorain County Hosp. Rev. 5% 4/1/2033		1,048,960
1,000	M	Montgomery County Rev. 5.5% 5/1/2034		1,105,690
1,000	M	Ohio St. Higher Educational Fac. Rev. 5.25% 1/1/2033		1,073,970
				3,759,195
		Housing-4.8%
		Ohio State Hsg. Fin. Agy. Residential Mtg. Revenue:
650	M	6.125% 9/1/2028		688,812
440	M	5.45% 9/1/2033		461,239
				1,150,051
		Other Revenue-4.6%
1,000	M	Summit County Port Auth. Rev. 5.375% 12/1/2030		1,086,480
		Other Tax-4.7%
1,000	M	Puerto Rico Sales Tax Fing. Rev. 6% 8/1/2042		1,126,350
		State General Obligation-4.9%
1,000	M	Ohio State 5.375% 9/1/2028		1,157,910
Total Value of Municipal Bonds (cost $21,275,073)			97.6%	23,236,926
Other Assets, Less Liabilities			2.4	564,351
Net Assets			100.0%	$23,801,277

At March 31, 2012, the cost of municipal investments for federal income tax purposes was
$21,275,073. Accumulated net unrealized appreciation on investments was $1,961,853, consisting of $1,974,553 gross unrealized appreciation and $12,700 gross unrealized depreciation.

Portfolio of Investments (unaudited)
OREGON TAX EXEMPT FUND
March 31, 2012

Principal
Amount		Security		Value
		MUNICIPAL BONDS-95.9%
		Airport-2.2%
$1,000	M	Port of Portland Airport Rev. 5% 7/1/2029		$ 1,082,070
		Education-2.3%
1,000	M	Oregon State Facs. Auth. Rev. (Reed College) 5% 7/1/2029		1,140,110
		General Obligation-47.5%
		Beaverton School District #48J:
750	M	5% 6/1/2031		845,625
1,500	M	5.125% 6/1/2036		1,704,495
1,000	M	Central Oregon Community College Dist. 5% 6/15/2030		1,148,040
1,000	M	Chemeketa Community College Dist. 5% 6/15/2025		1,138,580
1,000	M	Clackamas Community College Dist. 5% 5/1/2024		1,084,560
1,000	M	Clackamas County School Dist. #7J, 5.25% 6/1/2021		1,255,200
		Clackamas & Washington Cntys. Sch. Dist. #3:
500	M	5% 6/15/2030		573,475
500	M	5% 6/15/2032		561,505
1,000	M	Deschutes & Jefferson Cntys. School Dist. #2J, 6% 6/15/2030		1,238,670
1,000	M	Gresham 5.375% 6/1/2017		1,008,130
		Jackson County School District #549C:
1,000	M	5% 12/15/2027		1,135,950
1,000	M	5% 6/15/2030		1,103,240
635	M	Jefferson County School District #509J, 5.25% 6/15/2019		640,982
500	M	Lincoln County School District 5% 6/15/2020		617,360
1,000	M	Linn Cnty School Dist. #55, 5.5% 6/15/2027		1,301,590
1,000	M	Multnomah County School District #3, 5% 6/30/2035		1,115,510
1,225	M	Newport Zero Coupon 6/1/2029		641,324
1,000	M	Polk Marion & Benton Cntys. School District #13J, 5% 6/15/2027		1,125,970
1,000	M	Puerto Rico Commonwealth 5.375% 7/1/2025		1,103,370
500	M	Redmond Terminal Expansion Project 5% 6/1/2034		538,135
1,000	M	Salem 5% 6/1/2028		1,124,340
600	M	Washington and Clackamas Counties School District #23,
		5.25% 6/1/2016		705,888
1,000	M	Washington Cnty. School District #15 Zero Coupon 6/15/2023		720,750
1,000	M	Yamhill County School Dist #40, 5% 6/15/2023		1,143,030
				23,575,719
		Health Care-5.5%
1,000	M	Deschutes County Hosp. Facs. Rev. 5.375% 1/1/2035		1,067,060
1,000	M	Medford Hosp. Facs. Auth. Rev. 5.5% 8/15/2028		1,141,330
500	M	Oregon State Facs. Auth. Rev. 5% 3/15/2030		535,015
				2,743,405
		Housing-1.8%
830	M	Oregon State Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. 5.35% 7/1/2030		883,859
		Industrial Development Revenue/Pollution Control Revenue-1.1%
500	M	Port Morrow Pollution Ctl. Rev. 5% 5/1/2033		543,005
		Lease-4.3%
500	M	Oregon State Dept. of Administrative Svcs. 5.25% 5/1/2017		502,035
		Puerto Rico Pub. Bldgs. Auth. Govt. Facs. Revenue:
1,000	M	5.25% 7/1/2027		1,054,130
500	M	6% 7/1/2028		550,015
				2,106,180
		Other Tax-14.1%
1,000	M	Oregon State Admin. Svcs. Lottery Rev. 5% 4/1/2026		1,133,190
		Oregon State Department Trans. Hwy. User Tax Revenue:
1,000	M	5% 11/15/2028		1,125,980
1,000	M	5% 11/15/2031		1,118,770
		Portland Urban Renewal & Redevelopment:
500	M	Cent. Eastside 5.25% 6/15/2030		536,360
500	M	Interstate Corridor 5% 6/15/2031		518,455
250	M	Lents Town Ctr. 5% 6/15/2030		265,265
		Puerto Rico Sales Tax Financing Revenue:
500	M	5.25% 8/1/2040		542,385
1,575	M	6% 8/1/2042		1,774,001
				7,014,406
		Pre-Refunded/Escrowed-to-Maturity-3.1%
405	M	Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.
		4.95% 7/1/2012 (b)		409,832
1,000	M	Tillamook & Yamhill Counties School District #101,
		5% 6/15/2015 (b)		1,139,630
				1,549,462
		State General Obligation-2.3%
1,000	M	Oregon State 5% 5/1/2036 (d)		1,130,600
		Toll & Turnpike-1.3%
595	M	Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.
		4.95% 7/1/2026		627,302
		Water/Sewer-10.4%
750	M	Lane Cnty. Met. Wastewater 5.25% 11/1/2028		831,000
		Portland Sewer System Revenue:
1,000	M	4.75% 6/15/2025		1,113,450
1,000	M	5% 6/15/2027		1,127,590
1,000	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev.
		5% 7/1/2028		1,021,720
1,000	M	Sunrise Water Authority Water Rev. 5.25% 3/1/2024		1,069,200
				5,162,960
Total Value of Municipal Bonds (cost $42,929,415)			95.9%	47,559,078
Other Assets, Less Liabilities			4.1	2,048,647
Net Assets			100.0%	$49,607,725

At March 31, 2012, the cost of municipal investments for federal income tax purposes was
$42,929,415. Accumulated net unrealized appreciation on investments was $4,629,663, consisting of $4,637,523 gross unrealized appreciation and $7,860 gross unrealized depreciation.

Portfolio of Investments (unaudited)
PENNSYLVANIA TAX EXEMPT FUND
March 31, 2012

Principal
Amount		Security		Value
		MUNICIPAL BONDS-97.2%
		Airport-2.8%
$1,000	M	Philadelphia Airport Rev. 5.375% 6/15/2029		$ 1,083,310
		Appropriation-5.4%
1,000	M	Commonwealth Financing Auth. Rev. 5% 6/1/2031		1,084,760
1,000	M	Philadelphia Redev. Neighborhood Transformation 5.5% 4/15/2019		1,003,200
				2,087,960
		Education-4.3%
1,000	M	Northampton Cnty. Auth. Rev. 5.5% 11/15/2033		1,123,440
500	M	State Pub. Sch. Bldg. 5.5% 3/1/2031		556,375
				1,679,815
		General Obligation-37.2%
1,000	M	Beaver County 5.55% 11/15/2031		1,096,260
1,000	M	Boyertown Area School District 5% 10/1/2023		1,112,840
1,000	M	Centennial Bucks County School District 5.125% 12/15/2032		1,138,500
1,000	M	Daniel Boone Area School District 5% 8/15/2029		1,084,710
1,000	M	East Stroudsburg Area School District 5% 9/1/2029		1,082,040
1,000	M	Easton Area School District 5.2% 4/1/2028		1,108,040
1,000	M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2035		1,115,680
1,000	M	Methacton School District 6.375% 3/1/2024		1,198,260
1,000	M	Philadelphia 7% 7/15/2028		1,145,360
1,000	M	Philadelphia School District 6% 9/1/2038		1,126,370
1,000	M	Reading 6.25% 11/1/2033		1,126,950
1,000	M	Scranton School District 5% 7/15/2027		1,080,360
1,000	M	West Mifflin Area School District 5.375% 4/1/2028		1,112,810
				14,528,180
		Health Care-17.5%
1,000	M	Allegheny County Hosp. Dev. Auth. Rev. 5.375% 8/15/2029		1,108,230
545	M	Berks County Municipal Auth. Hosp. Rev. 5.7% 10/1/2014		578,251
1,000	M	Central Bradford Progress Auth. Hosp. Rev. 5.5% 12/1/2031		1,144,710
1,000	M	Geisinger Auth. Hlth. Systems Rev. 5.125% 6/1/2034		1,078,840
1,000	M	Penn. St. Higher Educ. Facs. Auth. Hlth. Rev. 5.5% 8/15/2018		1,204,770
500	M	Philadelphia Hosp. & Hgr. Ed. Facs. Rev. 5% 7/1/2032		547,430
1,000	M	Southcentral Gen. Auth. Rev. 6% 6/1/2025		1,144,330
				6,806,561
		Housing-1.4%
500	M	Reading Housing Auth. Multi-Family Hsg. Mtg. Rev. 5.25% 6/1/2032		531,440
		Lease-1.4%
500	M	Penn. St. Econ. Dev. Fin. Auth. Govt. Lease Rev. 5% 3/1/2034		535,305
		Other Tax-7.2%
1,000	M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024		1,150,830
500	M	Pittsburgh & Allegheny Cnty. Regl. Asset Dist. 5% 2/1/2031		540,460
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		1,103,900
				2,795,190
		Pre-Refunded/Escrowed-to-Maturity-1.2%
500	M	Pittsburgh Water & Sewer Auth. Rev. 6.5% 9/1/2013		525,390
		Toll & Turnpike-5.7%
		Pennsylvania State Turnpike Comm. Tpk. Revenue:
1,000	M	6% 6/1/2028		1,149,850
1,000	M	5% 6/1/2029		1,084,110
				2,233,960
		Water/Sewer-13.1%
1,000	M	Bucks County Water & Sewer Auth. Rev. 5% 12/1/2035		1,083,650
1,000	M	Erie Water Auth. Rev. 5% 12/1/2031		1,093,400
1,000	M	Philadelphia Water & Wastewater Rev. 5% 1/1/2036		1,068,980
740	M	Pittsburgh Water & Sewer Auth. Rev. 6.5% 9/1/2013		770,399
1,000	M	Scranton Sewer Auth. Rev. 5.25% 12/1/2031		1,078,970
				5,095,399
Total Value of Municipal Bonds (cost $34,172,416)			97.2%	37,902,510
Other Assets, Less Liabilities			2.8	1,092,274
Net Assets			100.0%	$38,994,784

At March 31, 2012, the cost of municipal investments for federal income tax purposes was
$34,172,416. Accumulated net unrealized appreciation on investments was $3,730,094, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
VIRGINIA TAX EXEMPT FUND
March 31, 2012

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.2%
		Airport-5.8%
$1,000	M	Capital Regional Airport Rev. 5% 7/1/2024		$ 1,101,520
1,000	M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev. 5% 10/1/2026		1,110,420
				2,211,940
		Appropriation-3.0%
		Arlington Cnty. Indl. Dev. Auth. Revenue:
500	M	5% 2/15/2029		566,100
500	M	5% 2/15/2030		558,690
				1,124,790
		Combined Utility-2.9%
1,000	M	Richmond Public Util. Rev. 5% 1/15/2040		1,097,210
		Education-4.3%
500	M	Prince William Cnty. Indl. Dev. Auth. 5.5% 9/1/2034		552,785
1,000	M	University of Virginia University Revs. 5% 6/1/2037		1,085,110
				1,637,895
		General Obligation-19.3%
1,000	M	Danville 5% 8/1/2029		1,150,310
500	M	Hanover Cnty. 5.25% 1/15/2031		589,100
1,000	M	Hopewell 5.875% 7/15/2034		1,143,670
500	M	Portsmouth 5% 7/15/2033		571,525
500	M	Powhatan Cnty. 5% 1/15/2032		560,695
		Virginia St. Public School Authority Revenue:
1,000	M	5% 8/1/2026		1,140,280
1,000	M	5% 8/1/2028		1,136,780
1,000	M	Waynesboro 5% 1/15/2034		1,057,670
				7,350,030
		Health Care-3.0%
1,000	M	Fairfax Cnty. Indl. Dev. Auth. Rev. 5.25% 5/15/2026		1,133,800
		Housing-2.9%
980	M	Virginia State Hsg. Dev. Auth. Single-Family Mtg. Rev. 6% 7/1/2025		1,093,151
		Lease-14.3%
1,000	M	Bedford County Econ. Dev. Auth. Lease Rev. 5.25% 5/1/2031		1,056,890
1,000	M	New Kent Cnty. Econ. Dev. Auth. Lease Rev. 5% 2/1/2024		1,090,310
1,000	M	Roanoke Cnty. Econ. Dev. Auth. Lease Rev. 5% 10/15/2027		1,103,420
1,000	M	Stafford County Indl. Dev. Auth. Rev. 5.25% 8/1/2031		1,055,570
1,000	M	Washington Cnty. Indl. Dev. Auth. Lease Rev. 5.25% 8/1/2030		1,114,440
				5,420,630
		Other Revenue-5.9%
		Virginia St. Res. Auth. Infrastructure Revenue:
1,000	M	5% 11/1/2029		1,127,900
1,000	M	5% 11/1/2033		1,106,790
				2,234,690
		Other Tax-11.5%
		Puerto Rico Sales Tax Fing. Revenue:
1,015	M	5.75% 8/1/2037		1,120,459
1,000	M	5.25% 8/1/2040		1,084,770
1,000	M	6% 8/1/2042		1,126,350
1,000	M	Southwest Regional Jail Authority Rev. 5.125% 9/1/2021		1,023,850
				4,355,429
		Pre-Refunded/Escrowed-to-Maturity-9.9%
1,000	M	Harrisonburg 5% 7/15/2012 (b)		1,024,140
500	M	Powhatan Cnty. Econ. Dev. Auth. Lease Rev. 5.125% 7/15/2012 (b)		512,250
50	M	Roanoke 5.25% 10/1/2012 (b)		51,758
		Roanoke Industrial Development Auth. Hosp. Revenue:
1,000	M	Carilion Health Sys. 5.5% 7/1/2012 (b)		1,013,400
1,000	M	Roanoke Memorial Hosp. Proj. 6.125% 7/1/2017		1,178,980
				3,780,528
		State General Obligation-1.7%
500	M	Virginia State 5% 6/1/2021		629,810
		Transportation-2.9%
1,000	M	Washington, D.C. Met. Area Trans. Auth. Rev. 5.25% 7/1/2029		1,119,680
		Water/Sewer-11.8%
1,000	M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2033		1,092,180
500	M	Hopewell Swr. Sys. Rev. 5% 7/15/2033		555,465
1,000	M	Norfolk Water Rev. 5.875% 11/1/2015		1,005,390
700	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. 5% 7/1/2028		715,204
1,000	M	Upper Occoquan Sewer Auth. Rev. 5% 7/1/2024		1,114,910
				4,483,149
Total Value of Municipal Bonds (cost $34,611,092)			99.2%	37,672,732
Other Assets, Less Liabilities			.8	313,428
Net Assets			100.0%	$37,986,160

At March 31, 2012, the cost of municipal investments for federal income tax purposes was
$34,611,092. Accumulated net unrealized appreciation on investments was $3,061,640, consisting of $3,071,031 gross unrealized appreciation and $9,391 gross unrealized depreciation.

FOOTNOTES

(a)	Inverse floating rate securities (see Note 3). Interest rates are determined and reset periodically and are the rates in effect at March 31, 2012.

(b)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(c)	Municipal Bonds which have a mandatory put by the issuer are shown maturing at the put date.

(d)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 2).

(e)	Interest rates are determined and reset periodically and are the rates in effect at March 31, 2012.

Summary of Abbreviations:
COP	Certificate of Participation
GO	General Obligation
ROLS	Reset Option Long

1. Security Valuation-The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets.
Such securities are valued daily based upon valuations provided by a pricing service approved by the Trust's Board of Trustees
("the Board"). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. If prices are not available or determined to be unreliable, the securities are valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Funds may retain any municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, the Funds may value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and Disclosures" ("ASC
820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 -Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 -Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Municipal bonds are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term tax exempt investments are categorized in Level 2.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Funds' investments as of March 31, 2012:

	Level 1	Level 2	Level 3
Investments in Municipal Bonds:
Tax Exempt...	-	$ 701,102,215	-
Tax Exempt II..........	-	238,114,548	-
California..........	-	36,740,161	-
Connecticut...............	-	33,994,489	-
Massachusetts....	-	25,199,501	-
Michigan....	-	22,183,164	-
Minnesota........................	-	23,188,681	-
New Jersey...............	-	52,820,372	-
New York........	-	161,986,014	-
North Carolina..................	-	25,169,803	-
Ohio...............	-	23,236,926	-
Oregon........	-	47,559,078	-
Pennsylvania..................	-	37,902,510	-
Virginia...............	-	37,672,732	-

There were no transfers into or from Level 1 and Level 2 by the Funds for the period ended March 31, 2012.

2. Security Transactions and Investment Income-Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date.
Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the
Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost is determined, and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis.
Bond premiums and discounts on securities are accreted or amortized using the interest method. Interest income on zero coupon bonds is accrued daily at the effective interest rate. Estimated expenses are accrued daily.

3. Derivatives-The Funds may invest in derivatives such as futures contracts ("futures contracts"), options on futures contracts ("options"), inverse floating rate securities ("inverse floaters"), interest rate swap agreements ("swap agreements") and Municipal Market Data rate locks ("MMD Rate Locks") to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S.
exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for the purpose of hedging against changes in the value of a Fund's portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S.
Government securities generally equal to 3%-5% or less of the contract value. This amount is known as "initial margin."

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as "marking to market". Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund's obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the options or futures markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1)
dependence on the ability of the Funds' investment adviser, First Investors Management Company, Inc. ("FIMCO") to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time.
If FIMCO's prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. For the period ended March 31, 2012, the Funds had no investments in futures contracts or options.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds' investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "floating rate notes issued" in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. For the period ended March 31, 2012, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of their bond portfolios. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of
Assets and Liabilities. These risks include failure of the counterparty to perform under the contract's terms and the possible lack of liquidity with respect to the swap agreements. At March 31, 2012, the Funds had no investments in swap agreements.

An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. There is no payment made or received at inception of the MMD Rate Lock. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to an MMD Rate Lock will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a separate account by the Fund. In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite the direction anticipated by a Fund. The use of MMD Rate
Locks is a highly specialized activity that involves investment techniques and risks different than those associated with ordinary portfolio securities transactions. If the other party to an MMD Rate Lock defaults, a Fund's risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. For the period ended March 31, 2012, the Funds had no investments in
MMD Rate Locks.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By /S/ CHRISTOPHER H. PINKERTON

Christopher H. Pinkerton

President and Principal Executive Officer

Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Tax Exempt Funds

By /S/ CHRISTOPHER H. PINKERTON

Christopher H. Pinkerton

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: May 29, 2012